CONTRACT ASSETS (Tables)	12 Months Ended
Mar. 31, 2025
Contract Assets
SCHEDULE OF CONTRACT ASSETS
	As of March 31,
	2024	2025
	HKD	HKD

Project costs incurred	$4,337,713	$57,000